Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying Amount of Intangible Assets for Partnership's Reportable Segments	The carrying amount of the Company's intangible assets as follows:

	December 31, 2025 $			December 31, 2024 $
	LNG Segment $	NGL Segment $	Total $	LNG Segment $	NGL Segment $	Total $
Gross carrying amount	36,506	24,810	61,316	179,813	24,810	204,623
Accumulated amortization	(31,395)	(16,421)	(47,816)	(173,242)	(10,947)	(184,189)
Net carrying amount	5,111	8,389	13,500	6,571	13,863	20,434

Schedule of Goodwill	The Company's carrying amount of goodwill as at December 31, 2025 and 2024 is as follows:

	December 31, 2025 $	December 31, 2024 $
LNG segment	31,921	31,921
NGL segment	5,387	5,387
Total	37,308	37,308